THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.2%
	AEROSPACE & DEFENSE - 4.8%
6,323	Embraer S.A. - ADR(a)	$ 210,113
8,232	Kratos Defense & Security Solutions, Inc.(a)	188,842
		398,955
	APPAREL & TEXTILE PRODUCTS - 1.2%
2,088	On Holding A.G.(a)	98,094

	ASSET MANAGEMENT - 4.6%
2,452	Charles Schwab Corporation (The)	159,625
1,010	LPL Financial Holdings, Inc.	226,584
		386,209
	AUTOMOTIVE - 5.3%
11,372	Rivian Automotive, Inc.(a)	160,686
1,324	Tesla, Inc.(a)	283,482
		444,168
	BEVERAGES - 0.9%
1,896	Celsius Holdings, Inc.(a)	72,105

	BIOTECH & PHARMA - 10.1%
511	Eli Lilly & Company	490,570
2,741	Halozyme Therapeutics, Inc.(a)	175,013
353	Vertex Pharmaceuticals, Inc.(a)	175,049
		840,632
	INDUSTRIAL INTERMEDIATE PROD - 2.4%
1,635	Chart Industries, Inc.(a)	200,124

	INFRASTRUCTURE SOFTWARE - 2.1%
1,500	Datadog, Inc., Class A(a)	174,390

	INTERNET MEDIA & SERVICES - 23.5%
1,761	Airbnb, Inc., Class A(a)	206,583
4,580	Alphabet, Inc., Class A	748,281
1,924	DoorDash, Inc., Class A(a)	247,638
500	Netflix, Inc.(a)	350,675
4,049	Uber Technologies, Inc.(a)	296,103

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	INTERNET MEDIA & SERVICES - 23.5% (Continued)
10,372	Yandex N.V., Class A(a)	$ 107,350
		1,956,630
	MEDICAL EQUIPMENT & DEVICES - 2.4%
2,850	Edwards Lifesciences Corporation(a)	199,386

	OIL & GAS SERVICES & EQUIPMENT - 2.8%
8,720	TechnipFMC plc	234,045

	RENEWABLE ENERGY - 2.6%
15,048	Green Plains, Inc.(a)	213,230

	RETAIL - DISCRETIONARY - 1.8%
1,300	Floor & Decor Holdings, Inc., Class A(a)	146,172

	SEMICONDUCTORS - 14.8%
1,986	Advanced Micro Devices, Inc.(a)	295,041
2,526	Micron Technology, Inc.	243,102
5,893	NVIDIA Corporation	703,448
		1,241,591
	SOFTWARE - 9.7%
3,364	GitLab, Inc. - Class A(a)	159,454
846	Palo Alto Networks, Inc.(a)	306,861
1,345	Salesforce, Inc.	340,150
		806,465
	TECHNOLOGY HARDWARE - 3.6%
5,211	Ciena Corporation(a)	300,414

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
COMMON STOCKS — 95.2% (Continued)
TECHNOLOGY SERVICES - 2.6%
1,076	Globant SA(a)	$ 217,610

	TOTAL COMMON STOCKS (Cost $8,251,281)	$ 7,930,220

	TOTAL INVESTMENTS - 95.2% (Cost $8,251,281)	$ 7,930,220
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.8%	397,520
	NET ASSETS - 100.0%	$ 8,327,740

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
(a)	Non-income producing security.